13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income And Social Contribution Taxes
Beginning balance	R$ 947.0	R$ 1,067.7
Deferred income taxes recognized in the income statement	230.0	104.1
Deferred income taxes - write-off dairy segment	(56.9)
Deferred income taxes recognized in other comprehensive income	15.2	(261.6)
Business combination	(15.9)	(20.8)
Deferred income and social contribution taxes on disposals of goodwill from BRF Gmbh and Invicta	44.4
Exchange rate variation over deferred income taxes related to business combination	(7.2)	44.0
Other	57.5	13.6
Ending balance	R$ 1,214.1	R$ 947.0